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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               Form 13F Cover Page

Report for the Calendar Year or Quarter Ended December 31, 2006

Check here if Amendment [ ] Amendment Number:
                                              --------
This Amendment (Check only one):   [ ] is a restatement
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Atlas Capital Management, L.P.
Address:   100 Crescent Court, Suite 880
           Dallas, Texas 75201

Form 13F File Number: 28-10778

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Robert H. Alpert
Title:   President of RHA, Inc., general partner
         of Atlas Capital Management, L.P.
Phone:   (214) 999-6082

Signature, Place and Date of Signing:


/s/ Robert H. Alpert                        Dallas, Texas      February 14, 2007
-------------------------------------   --------------------   -----------------
(Signature)                                 (City, State)            (Date)

Report Type (Check only one):

[x] 13F HOLDINGS REPORT (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                                    FORM 13F
                                  SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    1
Form 13F Information Table Entry Total:              57
Form 13F Information Table Value Total:         305,292
                                          (in thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     SEC File No.   Manager Name

     28-11608       Treaty Oak Capital Management L.P.

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
            COLUMN 1               COLUMN 2     COLUMN 3  COLUMN 4       COLUMN 5        COLUMN 6  COLUMN 7        COLUMN 8
---------------------------------------------------------------------------------------------------------------------------------
NAME OF                            TITLE OF                VALUE     SHRS OR   SH/ PUT/ INVESTMENT   OTHER     VOTING AUTHORITY
ISSUER                               CLASS       CUSIP    [x$1000]   PRN AMT   PRN CALL DISCRETION MANAGERS    SOLE   SHARED NONE
---------------------------------------------------------------------------------------------------------------------------------
Alesco Financial                COM            014485106     2,675     250,000 SH       Sole                  250,000     --   --
Amarin Corporation (ADR)        SPONSORED ADR  023111107     1,528     670,022 SH       Sole                  670,022     --   --
American Greetings Corp
   Cl A                         CL A           026375105     9,111     381,712 SH       Sole                  381,712     --   --
American Int'l Group            COM            026874107       499       6,959 SH       Other                      --  6,959   --
Amvescap PLC                    Sponsored ADR  03235E100       430      17,461 SH       Other                      -- 17,461   --
Apollo Group, Inc.              CL A           037604105     4,209     108,000 SH       Sole                  108,000     --   --
Aspen Insurance Holdings        SHS            G05384105       358      13,571 SH       Other                      -- 13,571   --
Atwood Oceanics, Inc.           COM            050095108       228       4,648 SH       Other             1        --  4,648   --
Bank of America Corp.           COM            060505104       338       6,325 SH       Other                      --  6,325   --
BankAtlantic Bancorp, Inc.      CL A           065908501       363      26,284 SH       Other                      -- 26,284   --
Berkshire Hathaway, Inc. - Cl A CL A           084670108       550           5 SH       Other                      --      5   --
Berkshire Hathaway, Inc. Cl B   CL B           084670207     7,970       2,174 SH       Sole                    2,174     --   --
BOK Financial Corp.             COM NEW        05561Q201     3,398      61,801 SH       Sole                   61,801     --   --
Cameron International Corp.     COM            13342B105       246       4,634 SH       Other             1        --  4,634   --
Capital One Financial Corp.     COM            14040H105       579       7,535 SH       Other                      --  7,535   --
Cenveo, Inc.                    COM            15670S105    14,810     698,572 SH       Sole                  698,572     --   --
ChevronTexaco Corp.             COM            166764100       924      12,561 SH       Other             1        -- 12,561   --
China Bak Battery               COM            16936Y100     3,553     545,000 SH       Sole                  545,000     --   --
CKE Restaurants Inc.            COM            12561E105    18,985   1,031,793 SH       Sole                1,031,793     --   --
Diamond Offshore Drilling, Inc. COM            25271C102    10,808     135,204 SH       Other             1   131,300  3,904   --
Endeavour Int'l Corp.           COM            29259G101     1,774     774,855 SH       Sole                  774,855     --   --
Endurance Specialty             SHS            G30397106       498      13,609 SH       Other                      -- 13,609   --
Energy Transfer Equity, LP      COM UT LTD PTN 29273V100    16,385     521,804 SH       Sole                  521,804     --   --
Ensco International             COM            26874Q100     2,641      52,749 SH       Other             1    47,442  5,307   --
Fidelity National Financial     CL A           31620R105       298      12,462 SH       Other                      -- 12,462   --
Fidelity National
   Information Svcs, Inc.       COM            31620M106       798      19,893 SH       Sole                   19,893     --   --
First Regional Bancorp - Calif  COM            33615C101       297       8,720 SH       Other                      --  8,720   --
Gentiva Health                  COM            37247A102     8,941     469,076 SH       Sole                  469,076     --   --
Global Santafe Corp.            SHS            G3930E101    22,392     380,953 SH       Other             1   361,527 19,426   --
Goldman Sachs Group             COM            38141G104       349       1,752 SH       Other                      --  1,752   --
Hercules Offshore, Inc.         COM            427093109    10,800     373,692 SH       Other             1   364,964  8,728   --
Hess Corporation                COM            42809H107       688      13,886 SH       Other             1        -- 13,886   --
Home Solutions of America, Inc. COM            437355100     1,991     339,700 SH       Sole                  339,700     --   --
Hospira, Inc.                   COM            441060100     9,703     288,947 SH       Sole                  288,947     --   --
Infineon Technologies AG ADR    SPONSORED ADR  45662N103    16,036   1,143,000 SH       Sole                1,143,000     --   --
Infocrossing, Inc.              COM            45664X109    11,561     709,277 SH       Sole                  709,277     --   --
J.P. Morgan                     COM            46625H100       340       7,033 SH       Other                      --  7,033   --
Kohlberg Capital Corp.          COM            500233101     6,228     360,000 SH       Sole                  360,000     --   --
Legg & Mason                    COM            524901105       586       6,164 SH       Other                      --  6,164   --
Liberty Media Holding           INT COM SER A  53071M104    12,095     560,726 SH       Sole                  560,726     --   --
Merrill Lynch & Company, Inc.   COM            590188108       377       4,052 SH       Other                      --  4,052   --
Methanex Corp.                  COM            59151K108       803      29,326 SH       Other             1        -- 29,326   --
Microsoft Corp.                 COM            594918104     7,099     237,742 SH       Sole                  237,742     --   --
Microvision Inc                 COM            594960106       632     430,000 SH       Sole                  430,000     --   --
National-Oilwell, Inc.          COM            637071101       202       3,295 SH       Other             1        --  3,295   --
Newfield Exploration Co.        COM            651290108       680      14,804 SH       Other             1        -- 14,804   --

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
Noble Corporation               SHS            G65422100     4,527      59,450 SH       Other             1    45,000 14,450   --
Orthofix International NV       COM            N6748L102     9,065     181,305 SH       Sole                  181,305     --   --
Partnerre Ltd.                  COM            G6852T105       353       4,963 SH       Other                      --  4,963   --
Penn Treaty Amern Corp.         COM NEW        707874400     9,260   1,204,169 SH       Other               1,155,152 49,017   --
QLT, Inc.                       COM            746927102     7,973     942,422 SH       Sole                  942,422     --   --
R.H. Donnelley Corp.            COM NEW        74955W307     8,469     135,000 SH       Sole                  135,000     --   --
Seagate Tech Holdings           SHS            G7945J104    12,084     456,000 SH       Sole                  456,000     --   --
Transocean Inc.                 ORD            G90078109     9,635     119,112 SH       Other             1   109,516  9,596   --
UnitedHealth Group              COM            91324P102     8,865     165,000 SH       Sole                  165,000     --   --
Viacom, Inc. (CL B)             CL B           92553P201    10,701     260,813 SH       Sole                  260,813     --   --
Warner Chilcott Ltd.            COM CL A       G9435N108     8,608     622,831 SH       Sole                  622,831     --   --